Schedule II Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2019
Schedule II Valuation And Qualifying Accounts
Schedule II

DPL Inc.
VALUATION AND QUALIFYING ACCOUNTS
For each of the three years in the period ended December 31, 2019
$ in thousands
Description	Balance at Beginning of Period	Additions	Deductions (a)	Balance at End of Period
Year ended December 31, 2019
Deducted from accounts receivable -
Provision for uncollectible accounts	$890	$3,005	$3,511	$384
Deducted from deferred tax assets -
Valuation allowance for deferred tax assets (b)	$29,907	$2,197	$3,092	$29,012
Year ended December 31, 2018
Deducted from accounts receivable -
Provision for uncollectible accounts	$1,053	$3,411	$3,574	$890
Deducted from deferred tax assets -
Valuation allowance for deferred tax assets (b)	$36,328	$1,715	$8,136	$29,907
Year ended December 31, 2017
Deducted from accounts receivable -
Provision for uncollectible accounts	$1,159	$3,141	$3,247	$1,053
Deducted from deferred tax assets -
Valuation allowance for deferred tax assets (b)	$38,266	$4,383	$6,321	$36,328
(a)    Amounts written off, net of recoveries of accounts previously written off.
(b)
Balances and activity for valuation allowances for deferred tax assets include amounts presented within both the "Deferred income taxes" line and the "Non-current liabilities of discontinued operations and held-for-sale businesses" line on DPL’s Consolidated Balance Sheets.